Risk management (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flows without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
September 30, 2024
Debt (excluding issuance costs)	Ps.	934,020	Ps.	95,691	Ps.	—	Ps.	—	Ps.	1,029,711
Accounts payable and accrued
expenses		552,826		—		—		—		552,826
Suppliers		7,855,059		—		—		—		7,855,059
Lease liabilities		1,547,364		2,890,004		2,474,297		7,616,382		14,528,047
Total	Ps.	10,889,269	Ps.	2,985,695	Ps.	2,474,297	Ps.	7,616,382	Ps.	23,965,643

		Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2023
Debt (excluding issuance costs)	Ps.	768,576	Ps.	423,962	Ps.	—	Ps.	—	Ps.	1,192,538
Debt with related parties		—		1,665,422		—		—		1,665,422
Interest payable on Promissory Notes		—		5,087,245		—		—		5,087,245
Costs of modification and remeasurement of Promissory Notes		—		80,244		—		—		80,244
Accounts payable and accrued expenses		322,959		—		—		—		322,959
Suppliers		7,126,089		—		—		—		7,126,089
Lease liabilities		1,293,219		2,382,138		2,062,570		6,401,351		12,139,278
Total	Ps.	9,510,843	Ps.	9,639,011	Ps.	2,062,570	Ps.	6,401,351	Ps.	27,613,775

Summary of Exposure to Volatility of Exchange Rate of Its Functional Currency Against US Dollar

The Company’s exposure to the volatility of the exchange rate of its functional currency against the US dollar (US$) for the Company's financial instruments is shown below (figures in this table are expressed in US$):

	September 30, 2024		December 31, 2023
Financial assets	US$.	168,680,767	US$.	13,643,181
Financial liabilities		(377,286)		(287,343,524)
Foreign exchange monetary position	US$.	168,303,481	US$.	(273,700,343)

Summary of Exchange Rates of Financial Statements for One US Dollar

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

	For the nine-month periods ended
	September 30,		September 30,	December 31,	September 30,
	2024	2023	2024	2023	2023
	Average exchange rate		Closing exchange rate
Ps./US$	17.7468	17.7859	19.6290	16.8935	17.6195